Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 93.49%
Communication services: 0.68%
Interactive media & services: 0.68%
Cargurus, Inc.†	223,473	$4,947,692
Consumer discretionary: 12.34%
Automobile components: 1.09%
Patrick Industries, Inc.	66,583	7,985,965
Diversified consumer services: 0.59%
Adtalem Global Education, Inc.†	37,949	1,878,476
Grand Canyon Education, Inc.†	18,223	2,456,460
		4,334,936
Hotels, restaurants & leisure: 0.89%
Wyndham Hotels & Resorts, Inc.	85,307	6,530,251
Household durables: 2.74%
Cavco Industries, Inc.†	13,516	5,035,656
Century Communities, Inc.	55,007	4,746,554
Helen of Troy Ltd.†	5,767	720,875
Meritage Homes Corp.	30,818	4,858,766
Worthington Industries, Inc.	75,306	4,678,009
		20,039,860
Leisure products: 0.90%
JAKKS Pacific, Inc.†	20,441	717,683
Johnson Outdoors, Inc. Class A	65,410	3,006,244
Malibu Boats, Inc. Class A†	64,997	2,836,469
		6,560,396
Specialty retail: 5.30%
American Eagle Outfitters, Inc.	337,677	8,019,829
Destination XL Group, Inc.†	91,965	366,940
Dick’s Sporting Goods, Inc.	48,895	8,697,931
Foot Locker, Inc.	158,897	5,470,824
ODP Corp.†	59,374	3,353,443
Shoe Carnival, Inc.	147,909	4,846,978
Williams-Sonoma, Inc.	33,971	8,001,190
		38,757,135
Textiles, apparel & luxury goods: 0.83%
Capri Holdings Ltd.†	22,772	1,050,472
Carter’s, Inc.	24,307	1,967,652
Rocky Brands, Inc.	88,157	2,199,517
Superior Group of Cos., Inc.	60,712	872,432
		6,090,073
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 1

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Consumer staples: 1.17%
Beverages: 0.18%
Coca-Cola Consolidated, Inc.	1,591	$1,337,713
Consumer staples distribution & retail : 0.28%
Sprouts Farmers Market, Inc.†	32,297	2,016,625
Food products: 0.71%
Conagra Brands, Inc.	50,230	1,410,458
Darling Ingredients, Inc.†	591	25,005
Ingredion, Inc.	13,361	1,571,655
Tootsie Roll Industries, Inc.	67,160	2,184,043
		5,191,161
Energy: 9.72%
Energy equipment & services: 1.46%
Helmerich & Payne, Inc.	132,855	5,100,303
Patterson-UTI Energy, Inc.	484,052	5,600,482
		10,700,785
Oil, gas & consumable fuels: 8.26%
California Resources Corp.	91,897	4,794,267
Callon Petroleum Co.†	153,202	4,773,774
Chord Energy Corp.	43,855	7,124,245
Civitas Resources, Inc.	109,562	7,524,718
Matador Resources Co.	120,874	7,633,193
Murphy Oil Corp.	144,423	5,729,260
PBF Energy, Inc. Class A	114,690	5,356,023
Peabody Energy Corp.	89,719	2,222,340
Permian Resources Corp.	467,238	7,270,223
SM Energy Co.	182,204	7,975,069
		60,403,112
Financials: 22.85%
Banks: 12.28%
Ameris Bancorp	184,376	8,542,140
Atlantic Union Bankshares Corp.	262,106	8,717,645
Axos Financial, Inc.†	76,622	3,993,539
Banner Corp.	112,264	4,921,654
Customers Bancorp, Inc.†	156,127	8,479,257
FB Financial Corp.	173,347	6,178,087
Great Southern Bancorp, Inc.	117,808	6,142,509
Heritage Financial Corp.	100,158	1,837,899
Independent Bank Corp.	336,924	8,237,792
OFG Bancorp	226,032	8,186,879
Synovus Financial Corp.	233,734	8,867,868
Wintrust Financial Corp.	82,888	7,986,259
WSFS Financial Corp.	182,369	7,730,622
		89,822,150
See accompanying notes to portfolio of investments
2 | Allspring Small Company Value Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Capital markets: 3.35%
Donnelley Financial Solutions, Inc.†	108,783	$7,023,030
Piper Sandler Cos.	47,032	8,854,715
Stifel Financial Corp.	114,215	8,664,350
		24,542,095
Financial services: 3.52%
Cass Information Systems, Inc.	53,669	2,593,286
Federal Agricultural Mortgage Corp. Class C	33,835	6,052,067
Jackson Financial, Inc. Class A	124,085	6,830,879
Walker & Dunlop, Inc.	52,676	5,024,237
WEX, Inc.†	24,062	5,287,143
		25,787,612
Insurance: 1.76%
Brighthouse Financial, Inc.†	81,023	3,771,621
Genworth Financial, Inc. Class A†	649,312	3,993,269
Unum Group	103,479	5,117,036
		12,881,926
Mortgage real estate investment trusts (REITs): 1.94%
AGNC Investment Corp.	738,483	7,059,897
Annaly Capital Management, Inc.	371,851	7,098,636
		14,158,533
Health care: 7.02%
Biotechnology: 0.71%
CRISPR Therapeutics AG†	61,866	5,210,355
Health care equipment & supplies: 3.96%
Dentsply Sirona, Inc.	1,052	34,379
Globus Medical, Inc. Class A†	30,081	1,624,073
ICU Medical, Inc.†	10,869	1,187,221
Integer Holdings Corp.†	44,262	4,881,656
Integra LifeSciences Holdings Corp.†	30,048	1,109,072
Masimo Corp.†	34,269	4,404,937
Merit Medical Systems, Inc.†	53,228	4,055,974
Semler Scientific, Inc.†	67,636	3,190,390
Teleflex, Inc.	18,435	4,107,134
UFP Technologies, Inc.†	21,217	4,419,713
		29,014,549
Health care providers & services: 1.97%
AMN Healthcare Services, Inc.†	41,848	2,354,787
Brookdale Senior Living, Inc.†	508,705	2,909,793
Encompass Health Corp.	53,444	3,976,233
Ensign Group, Inc.	29,847	3,728,487
Option Care Health, Inc.†	43,921	1,417,331
		14,386,631
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 3

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Pharmaceuticals: 0.38%
Perrigo Co. PLC	105,569	$2,772,242
Industrials: 19.49%
Building products: 2.85%
CSW Industrials, Inc.	22,985	5,295,514
Gibraltar Industries, Inc.†	59,297	4,592,553
UFP Industries, Inc.	41,676	4,777,320
Zurn Elkay Water Solutions Corp.	194,323	6,169,755
		20,835,142
Commercial services & supplies: 0.75%
Brady Corp. Class A	56,416	3,287,924
Brink’s Co.	17,354	1,437,432
Stericycle, Inc.†	14,386	782,455
		5,507,811
Construction & engineering: 2.55%
Comfort Systems USA, Inc.	23,019	7,037,599
MYR Group, Inc.†	34,440	5,595,123
Sterling Infrastructure, Inc.†	56,513	6,026,546
		18,659,268
Electrical equipment: 1.57%
Atkore, Inc.	26,319	4,458,439
Generac Holdings, Inc.†	12,271	1,380,610
Regal Rexnord Corp.	33,019	5,662,428
		11,501,477
Ground transportation: 0.91%
ArcBest Corp.	46,589	6,655,704
Machinery: 6.94%
Allison Transmission Holdings, Inc.	83,913	6,321,166
Federal Signal Corp.	70,235	5,752,949
Greenbrier Cos., Inc.	43,798	2,266,547
Hillenbrand, Inc.	72,924	3,467,536
Kadant, Inc.	20,091	6,776,694
Miller Industries, Inc.	113,915	5,127,314
Standex International Corp.	32,810	5,676,130
Tennant Co.	50,828	5,753,222
Timken Co.	56,805	4,771,052
Wabash National Corp.	179,447	4,895,314
		50,807,924
Marine transportation: 0.83%
Matson, Inc.	54,465	6,048,338
Professional services: 0.75%
CBIZ, Inc.†	72,674	5,489,067
See accompanying notes to portfolio of investments
4 | Allspring Small Company Value Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Trading companies & distributors: 2.34%
Air Lease Corp.	78,404	$3,144,000
Boise Cascade Co.	39,416	5,357,028
GATX Corp.	5,614	712,080
Hudson Technologies, Inc.†	289,041	4,234,451
McGrath RentCorp	29,564	3,680,127
		17,127,686
Information technology: 8.00%
Electronic equipment, instruments & components: 4.00%
Belden, Inc.	32,567	2,774,057
ePlus, Inc.†	76,814	6,328,706
Insight Enterprises, Inc.†	25,470	4,788,360
Napco Security Technologies, Inc.	108,875	4,902,641
OSI Systems, Inc.†	22,020	2,888,584
PC Connection, Inc.	65,330	4,336,605
Sanmina Corp.†	50,984	3,222,189
		29,241,142
IT services: 2.09%
EPAM Systems, Inc.†	22,389	6,815,212
Hackett Group, Inc.	74,260	1,835,707
Kyndryl Holdings, Inc.†	302,583	6,647,748
		15,298,667
Semiconductors & semiconductor equipment: 1.47%
Cirrus Logic, Inc.†	29,828	2,738,807
Diodes, Inc.†	21,150	1,437,777
FormFactor, Inc.†	59,754	2,571,215
Onto Innovation, Inc.†	21,972	4,046,363
		10,794,162
Software: 0.44%
Mitek Systems, Inc.†	274,851	3,191,020
Materials: 6.64%
Chemicals: 2.64%
Cabot Corp.	32,930	2,797,404
Core Molding Technologies, Inc.†	91,072	1,672,993
Hawkins, Inc.	95,538	6,711,544
Koppers Holdings, Inc.	86,977	4,924,638
Minerals Technologies, Inc.	44,901	3,249,036
		19,355,615
Construction materials: 2.13%
Eagle Materials, Inc.	32,152	8,152,140
Knife River Corp.†	100,638	7,456,269
		15,608,409
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 5

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Metals & mining: 1.87%
Arch Resources, Inc.	13,195	$2,181,001
Materion Corp.	39,316	5,280,925
Schnitzer Steel Industries, Inc. Class A	43,481	859,185
Worthington Steel, Inc.†	168,332	5,329,391
		13,650,502
Real estate: 5.48%
Diversified REITs: 0.30%
Armada Hoffler Properties, Inc.	212,436	2,162,599
Health care REITs: 0.26%
Global Medical REIT, Inc.	215,348	1,927,365
Industrial REITs : 1.27%
Plymouth Industrial REIT, Inc.	180,348	3,890,106
STAG Industrial, Inc.	145,014	5,385,820
		9,275,926
Office REITs : 0.57%
Vornado Realty Trust	159,667	4,199,242
Retail REITs : 2.59%
Agree Realty Corp.	77,733	4,271,428
Brixmor Property Group, Inc.	271,786	6,145,082
Retail Opportunity Investments Corp.	219,508	2,838,238
Tanger, Inc.	196,931	5,673,582
		18,928,330
Specialized REITs : 0.49%
PotlatchDeltic Corp.	79,465	3,592,613
Utilities: 0.10%
Electric utilities: 0.10%
IDACORP, Inc.	493	43,438
Pinnacle West Capital Corp.	10,272	701,886
		745,324
Total common stocks (Cost $517,035,999)		684,075,130
Investment companies: 5.71%
Exchange-traded funds: 5.71%
iShares Russell 2000 ETF	54,000	11,001,420
iShares Russell 2000 Value ETF	107,000	16,371,000
SPDR S&P Regional Banking ETF	300,000	14,442,000
Total investment companies (Cost $41,369,959)		41,814,420
See accompanying notes to portfolio of investments
6 | Allspring Small Company Value Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Warrants: 0.00%
Energy: 0.00%
Energy equipment & services: 0.00%
Parker Drilling Co.♦†	8,457	$170
Total warrants (Cost $0)		170

		Yield
Short-term investments: 2.95%
Investment companies: 2.95%
Allspring Government Money Market Fund Select Class♠∞		5.24%	21,554,956	21,554,956
Total short-term investments (Cost $21,554,956)				21,554,956
Total investments in securities (Cost $579,960,914)	102.15%			747,444,676
Other assets and liabilities, net	(2.15)			(15,737,874)
Total net assets	100.00%			$731,706,802

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,743,595	$124,701,752	$(107,890,391)	$0	$0	$21,554,956	21,554,956	$202,052
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 7

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,947,692	$0	$0	$4,947,692
Consumer discretionary	90,298,616	0	0	90,298,616
Consumer staples	8,545,499	0	0	8,545,499
Energy	71,103,897	0	0	71,103,897
Financials	167,192,316	0	0	167,192,316
Health care	51,383,777	0	0	51,383,777
Industrials	142,632,417	0	0	142,632,417
Information technology	58,524,991	0	0	58,524,991
Materials	48,614,526	0	0	48,614,526
Real estate	40,086,075	0	0	40,086,075
Utilities	745,324	0	0	745,324
Investment companies	41,814,420	0	0	41,814,420
Warrants
Energy	0	170	0	170
Short-term investments
Investment companies	21,554,956	0	0	21,554,956
Total assets	$747,444,506	$170	$0	$747,444,676
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
8 | Allspring Small Company Value Portfolio

Notes to portfolio of investments—February 29, 2024 (unaudited)
 At February 29, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Small Company Value Portfolio | 9